Earnings Per Equity Share - Summary of Diluted Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 90,031	$ 1,300	₨ 80,081	₨ 84,895
Weighted average number of equity shares outstanding	6,007,376,837	6,007,376,837	6,333,391,200	6,476,108,013
Effect of dilutive equivalent share options	14,927,530	14,927,530	11,091,433	19,021,504
Weighted average number of equity shares for diluted earnings per share	6,022,304,367	6,022,304,367	6,344,482,633	6,495,129,517
Diluted earnings per share | (per share)	₨ 14.95	$ 0.22	₨ 12.62	₨ 13.07